Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Intangible Assets [Abstract]
Schedule of Intangible Assets	As of September 30, 2023 and December 31, 2022, Intangible Assets consist of:
	September 30, 2023	December 31, 2022
Patents	$174,833	$145,613
Website Development Costs	79,248	27,070
Intangible Assets, at Cost	254,081	172,683
Accumulated Amortization	(29,034)	(8,428)
Intangible Assets, Net	$225,047	$164,255
As of December 31, 2022 and December 31, 2021, Intangible Assets consist of:
	December 31, 2022	December 31, 2021
Patents	$145,613	$112,550
Website Development Costs	27,070	-
Intangible Assets, at Cost	172,683	-
Accumulated Amortization	(8,428)	(3,310)
Intangible Assets, Net	$164,255	$109,240

Schedule of Estimated Future Amortization Expense for Our Patents and Website Development Costs	The following table summarizes the estimated future amortization expense for our patents and website development costs as of September 30, 2023:
Period	Patents	Website Development Costs
2023 (remaining three months)	$1,670	$6,604
2024	6,681	26,416
2025	6,681	23,303
2026	6,681	3,974
Thereafter	55,656	-
Total	$77,369	$60,297
The following table summarizes the estimated future amortization expense related to our patents and website development costs for the years ended December 31:
Year	Patents	Website Development Costs
2023	$4,033	$9,023
2024	4,033	9,023
2025	4,033	7,520
2026	4,033	-
Thereafter	31,345	-
Total	$47,477	$25,566